UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:   811-10067

Eaton Vance Variable Trust

 (Exact Name of registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Alan R. Dynner

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(registrant’s Telephone Number)

December 31

 Date of Fiscal Year End

June 30, 2005

Date of Reporting Period

Item 1. Reports to Stockholders

Semiannual Report June 30, 2005

EATON VANCE
VT
FLOATING-
RATE
INCOME
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the Securities and Exchange Commission for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commision's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at www.sec.gov.

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2005

INVESTMENT UPDATE

The Fund

Performance for the six months ended June 30, 2005

•                  The Fund distributed $0.178 in income dividends during the six-months ended June 30, 2005. Based on a $10.08 net asset value on June 30, 2005, the Fund had a distribution rate of 3.76%.(1)  The Fund’s SEC 30-day yield at June 30, 2005 was 3.88%.(2)

•                  The Fund had a total return of 1.57% for the six months ended June 30, 2005.(3) That return was the result of a decrease in net asset value per share to $10.08 on June 30, 2005 from $10.10 on December 31, 2004 and the reinvestment of all dividends.

•                  For comparison, the S&P/LSTA Leveraged Loan Index – an unmanaged loan market index – had a return of 2.03% for the six months ended June 30, 2005.(4)

Investment Environment

•                  Loan fundamentals remained sound during the six-month period, although technical market factors shifted slightly. Secondary market prices averaged a narrower premium above par at the end of the period than where they began the period on January 1, 2005.

•                  In response to inflation concerns, the Federal Reserve raised its Federal Funds rate – a short-term interest rate benchmark – on nine occasions from June 30, 2004 through June 30, 2005. With their interest rate reset provisions, floating-rate loans have historically generated higher income in response to increases in the short-term interest rates.

The Fund’s Investments

•                  The Fund’s investments included 254 borrowers at June 30, 2005 and reflected a continuing increase in the number of issuers and an effort to diversify further. The Fund’s average loan size was just 0.39% of net assets, and no industry constituted more than 6.0% of its loan portfolio. Health care, building and development (which includes companies that manage/ own apartments, shopping malls and commercial office buildings, among others), telecommunications, publishing and cable and satellite television were the Fund’s largest sector weightings.*

•                  Credit conditions remained relatively strong during the period, as companies in the Fund’s portfolio generally produced sufficient cash flow to meet debt service requirements. No specific sectors significantly underperformed within the Fund’s portfolio. At this point in the credit cycle, the Fund currently expects to maintain a relatively high quality portfolio, given the heightened liquidity and general loosening of credit standards.

•                  Supply-and-demand factors for the loan asset class varied during the six-month period, resulting in a small downward movement in the Fund’s NAV per share. Demand exceeded supply in the first quarter of 2005, but waned slightly in the second quarter, as certain crossover investors sold loans to take advantage of wider spreads in the high-yield bond market. At the end of the period, with the loan supply having steadied, technical factors appeared to be more balanced.

*                 Holdings and industry weightings are subject to change due to active management.

The views expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

(1)       The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value.

(2)       The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the net asset value at the end of the period and annualizing the result.

(3)       There is no sales charge. Insurance-related charges are not included in calculations of returns. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.

(4)       It is not possible to invest directly in an Index. The Index’s total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2005

FUND PERFORMANCE

Performance(1)

Average Annual Total Return (at net asset value)

One Year	2.99%
Life of Fund (5/2/01)	2.15

(1)       The Fund has no sales charge. Returns do not include insurance-related charges.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Diversification by Industries(2)

Health Care	6.7%
Building & Development	6.4
Telecommunications	5.9
Publishing	5.6
Cable & Satellite Television	5.0
Containers & Glass Products	5.0
Chemicals & Plastics	4.6
Leisure Goods/Activities/Movies	4.3
Radio & Television	3.9
Oil & Gas	3.9
Lodging & Casinos	3.7
Forest Products	3.3
Food Products	3.3
Retailers (Except Food & Drug)	3.1
Business Equip. & Services	3.0
Automotive	2.9
Utilities	2.7
Industrial Equipment	2.4
Food/Drug Retailers	2.3%
Conglomerates	2.1
Electronics/Electrical	2.0
Nonferrous Metals/Minerals	1.8
Beverage & Tobacco	1.8
Financial Intermediaries	1.8
Aerospace & Defense	1.6
Home Furnishings	1.6
Insurance	1.5
Food Service	1.5
Equipment Leasing	0.9
Ecological Services & Equip.	0.9
Cosmetics/Toiletries	0.8
Rail Industries	0.8
Farming/Agriculture	0.6
Surface Transport	0.5
Drugs	0.5
Clothing/Textiles	0.2

(2)          Diversification by Industries breakdown reflects the Fund’s investments as of June 30, 2005. Industries are shown as a percentage of the Fund’s total loan and corporate bond and note investments. Statistics may not be representative of current or future investments and may change due to active management.

Diversification by Sectors(3)

By total investments

(3)          Diversification by Sectors breakdown reflects the Fund’s investments as of June 30, 2005. Sectors are shown as a percentage of the Fund’s total investments. Statistics may not be representative of current or future investments and may change due to active management.

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2005

FUND EXPENSES

Example: As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 – June 30, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be, imposed under your variable annuity contract or variable life insurance policy (“variable contracts”) (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of owning different funds. In addition, if expenses and charges imposed under the variable contracts were included, your costs would have been higher.

Eaton Vance VT Floating-Rate Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/1/05)	(6/30/05)	(1/1/05 – 6/30/05)
Actual
	$1,000.00	$1,015.70	$6.20
Hypothetical
(5% return before expenses)
	$1,000.00	$1,018.60	$6.21

*                 Expenses are equal to the Fund’s annualized expense ratio of 1.24% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2004. Returns do not include insurance-related charges.

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests - 87.5%(1)
Principal Amount	Borrower/Tranche Description	Value
Aerospace and Defense - 1.5%
Ceradyne, Inc.
$297,750	Term Loan, 5.25%, Maturing August 18, 2011	$301,658
DRS Technologies, Inc.
261,674	Term Loan, 5.11%, Maturing November 4, 2010	264,332
Hexcel Corp.
246,667	Term Loan, 4.91%, Maturing March 1, 2012	248,941
Transdigm, Inc.
493,750	Term Loan, 5.44%, Maturing July 22, 2010	499,768
		$1,314,699
Automotive - 2.6%
Accuride Corp.
$206,144	Term Loan, 5.65%, Maturing January 31, 2012	$206,866
Collins & Aikman Products Co.
188,308	Term Loan, 7.94%, Maturing August 31, 2011	142,087
Dayco Products, LLC
148,500	Term Loan, 6.43%, Maturing June 23, 2011	149,567
Exide Technologies
88,219	Term Loan, 8.56%, Maturing May 5, 2010	85,572
88,219	Term Loan, 8.56%, Maturing May 5, 2010	88,219
Federal-Mogul Corp.
350,000	Term Loan, 7.08%, Maturing June 30, 2005	350,875
TI Automotive, Ltd.
69,841	Term Loan, 6.91%, Maturing June 30, 2011	68,357
Trimas Corp.
299,993	Term Loan, 6.90%, Maturing December 31, 2009	301,743
TRW Automotive, Inc.
149,250	Term Loan, 4.94%, Maturing October 31, 2010	149,772
413,006	Term Loan, 4.38%, Maturing June 30, 2012	415,035
United Components, Inc.
346,187	Term Loan, 5.75%, Maturing June 30, 2010	351,488
		$2,309,581
Beverage and Tobacco - 1.6%
Constellation Brands, Inc.
$332,333	Term Loan, 5.15%, Maturing November 30, 2011	$335,980
Culligan International Co.
350,000	Term Loan, 5.71%, Maturing September 30, 2011	354,156
National Dairy Holdings, L.P.
399,000	Term Loan, 5.33%, Maturing March 15, 2012	403,987

Principal Amount	Borrower/Tranche Description	Value
Beverage and Tobacco (continued)
Southern Wine & Spirits of America
$340,394	Term Loan, 4.99%, Maturing May 31, 2012	$342,734
		$1,436,857
Building and Development - 5.7%
AIMCO Properties, L.P.
$125,000	Term Loan, 5.16%, Maturing November 2, 2009	$126,094
350,000	Term Loan, 5.21%, Maturing November 2, 2009	354,375
Biomed Realty, L.P.
295,000	Term Loan, 5.36%, Maturing May 31, 2010	295,369
General Growth Properties, Inc.
701,660	Term Loan, 5.33%, Maturing November 12, 2008	707,597
Landsource Communities, LLC
251,000	Term Loan, 5.75%, Maturing March 31, 2010	252,334
LNR Property Corp.
342,990	Term Loan, 6.21%, Maturing February 3, 2008	344,368
LNR Property Holdings
75,000	Term Loan, 7.71%, Maturing February 3, 2008	75,141
Mueller Group, Inc.
188,458	Term Loan, 6.05%, Maturing April 23, 2011	190,107
Newkirk Master, L.P.
346,591	Term Loan, 7.69%, Maturing November 24, 2006	348,974
Newkirk Tender Holdings, LLC
85,000	Term Loan, 7.83%, Maturing May 25, 2006	85,212
Nortek, Inc.
327,525	Term Loan, 5.92%, Maturing August 27, 2011	329,640
Panolam Industries Holdings, Inc.
75,764	Term Loan, 6.38%, Maturing December 3, 2010	76,805
Ply Gem Industries, Inc.
24,638	Term Loan, 6.16%, Maturing February 12, 2011	24,699
167,666	Term Loan, 6.16%, Maturing February 12, 2011	168,085
St. Marys Cement, Inc.
344,750	Term Loan, 5.49%, Maturing December 4, 2010	347,551
Stile Acquisition Corp.
179,397	Term Loan, 5.22%, Maturing April 6, 2013	179,347
Stile U.S. Acquisition Corp.
180,153	Term Loan, 5.22%, Maturing April 6, 2013	180,103
Sugarloaf Mills, L.P.
400,000	Term Loan, 5.05%, Maturing April 7, 2007	402,000
The Macerich Partnership, L.P.
500,000	Term Loan, 4.82%, Maturing April 25, 2010	499,375
Whitehall Street Real Estate, L.P.
140,918	Term Loan, 7.08%, Maturing September 11, 2006(2)	143,187
		$5,130,363

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Business Equipment and Services - 2.6%
Buhrmann US, Inc.
$297,000	Term Loan, 5.82%, Maturing December 31, 2010	$301,641
DynCorp International, LLC
105,000	Term Loan, 6.06%, Maturing February 11, 2011	106,181
Iron Mountain, Inc.
199,000	Term Loan, 4.98%, Maturing April 2, 2011	200,617
539,778	Term Loan, 5.13%, Maturing April 2, 2011	544,029
Mitchell International, Inc.
309,918	Term Loan, 6.24%, Maturing August 13, 2011	314,954
Quintiles Transnational Corp.
892,925	Term Loan, 5.24%, Maturing September 25, 2009	897,947
		$2,365,369
Cable and Satellite Television - 4.4%
Adelphia Communications Corp.
$289,514	DIP Loan, 5.38%, Maturing March 31, 2006	$290,645
Atlantic Broadband Finance, LLC
350,000	Term Loan, 6.11%, Maturing September 1, 2011	352,625
Bresnan Communications, LLC
300,000	Term Loan, 7.05%, Maturing September 30, 2009	304,406
Canadian Cable Acquisition Co., Inc.
346,500	Term Loan, 6.49%, Maturing July 30, 2011	349,857
Charter Communications Operating, LLC
742,500	Term Loan, 6.44%, Maturing April 27, 2011	738,821
Insight Midwest Holdings, LLC
344,750	Term Loan, 6.13%, Maturing December 31, 2009	348,736
MCC Iowa, LLC
325,500	Term Loan, 4.64%, Maturing March 31, 2010	322,815
Mediacom Illinois, LLC
199,000	Term Loan, 5.32%, Maturing March 31, 2013	201,254
NTL, Inc.
300,000	Term Loan, 6.41%, Maturing April 13, 2012	301,813
Rainbow National Services, LLC
188,383	Term Loan, 6.13%, Maturing March 31, 2012	190,361
UGS Corp.
392,968	Term Loan, 5.33%, Maturing March 31, 2012	397,388
UPC Broadband Holdings B.V.
210,000	Term Loan, 5.75%, Maturing September 30, 2012	210,190
		$4,008,911
Chemicals and Plastics - 4.1%
Brenntag AG
$250,000	Term Loan, 5.88%, Maturing December 9, 2011	$253,219

Principal Amount	Borrower/Tranche Description	Value
Chemicals and Plastics (continued)
Hercules, Inc.
$395,752	Term Loan, 4.89%, Maturing October 8, 2010	$400,105
Huntsman International, LLC
290,315	Term Loan, 5.56%, Maturing December 31, 2010	291,812
Innophos, Inc.
292,347	Term Loan, 5.48%, Maturing August 13, 2010	294,662
Invista B.V.
233,491	Term Loan, 5.75%, Maturing April 29, 2011	237,237
101,304	Term Loan, 5.75%, Maturing April 29, 2011	102,929
Kraton Polymer, LLC
256,669	Term Loan, 6.28%, Maturing December 23, 2010	260,840
Mosaic Co.
199,500	Term Loan, 5.00%, Maturing February 21, 2012	201,339
Nalco Co.
675,338	Term Loan, 5.39%, Maturing November 4, 2010	686,735
Rockwood Specialties Group, Inc.
410,000	Term Loan, 5.43%, Maturing December 10, 2012	416,278
Solo Cup Co.
549,855	Term Loan, 5.40%, Maturing February 27, 2011	555,491
		$3,700,647
Clothing / Textiles - 0.1%
SI Corp.
$129,025	Term Loan, 7.49%, Maturing December 9, 2009	$129,993
		$129,993
Conglomerates - 1.8%
Amsted Industries, Inc.
$364,148	Term Loan, 5.72%, Maturing October 15, 2010	$368,700
Goodman Global Holdings, Inc.
94,525	Term Loan, 5.50%, Maturing December 23, 2011	95,707
Johnson Diversey, Inc.
278,932	Term Loan, 4.87%, Maturing November 30, 2009	281,808
105,000	Term Loan, 4.96%, Maturing November 30, 2009	105,919
Polymer Group, Inc.
303,333	Term Loan, 6.73%, Maturing April 27, 2010	308,010
PP Acquisition Corp.
350,625	Term Loan, 5.58%, Maturing November 12, 2011	352,816
Roper Industries, Inc.
139,331	Term Loan, 4.64%, Maturing December 13, 2009	139,999
		$1,652,959

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Containers and Glass Products - 4.4%
Ball Corp.
$343,829	Term Loan, 4.49%, Maturing December 31, 2009	$345,548
Berry Plastics Corp.
474,048	Term Loan, 5.60%, Maturing June 30, 2010	481,811
BWAY Corp.
179,656	Term Loan, 5.50%, Maturing June 30, 2011	182,266
Celanese Holdings, LLC
40,000	Term Loan, 0.00%, Maturing April 6, 2011(3)	40,350
279,295	Term Loan, 5.74%, Maturing April 6, 2011	283,528
Dr. Pepper / Seven Up Bottling Group, Inc.
308,321	Term Loan, 5.33%, Maturing December 19, 2010	312,484
Graham Packaging Holdings Co.
512,425	Term Loan, 5.76%, Maturing October 7, 2011	520,378
Graphic Packaging International, Inc.
503,745	Term Loan, 5.51%, Maturing August 8, 2009	512,036
IPG (US), Inc.
347,375	Term Loan, 5.49%, Maturing July 28, 2011	352,586
Kranson Industries, Inc.
49,500	Term Loan, 6.24%, Maturing July 30, 2011	50,119
Owens-Illinois, Inc.
91,983	Term Loan, 5.02%, Maturing April 1, 2007	92,788
Smurfit-Stone Container Corp.
42,866	Term Loan, 3.09%, Maturing November 1, 2010	43,500
251,093	Term Loan, 5.29%, Maturing November 1, 2011	254,734
499,247	Term Loan, 5.42%, Maturing November 1, 2011	506,486
		$3,978,614
Cosmetics / Toiletries - 0.7%
Church & Dwight Co., Inc.
$338,122	Term Loan, 5.08%, Maturing May 30, 2011	$341,785
Prestige Brands, Inc.
296,250	Term Loan, 5.38%, Maturing April 7, 2011	299,706
		$641,491
Drugs - 0.4%
Warner Chilcott Corp.
$238,531	Term Loan, 5.98%, Maturing January 18, 2012	$239,404
96,116	Term Loan, 6.01%, Maturing January 18, 2012	96,468
44,403	Term Loan, 6.01%, Maturing January 18, 2012	44,566
		$380,438
Ecological Services and Equipment - 0.8%
Alderwoods Group, Inc.
$107,731	Term Loan, 5.28%, Maturing September 29, 2009	$109,178

Principal Amount	Borrower/Tranche Description	Value
Ecological Services and Equipment (continued)
Allied Waste Industries, Inc.
$87,055	Term Loan, 4.87%, Maturing January 15, 2010	$87,369
228,078	Term Loan, 5.37%, Maturing January 15, 2012	228,856
Envirocare of Utah, LLC
286,364	Term Loan, 6.11%, Maturing April 15, 2010	288,631
		$714,034
Electronics / Electrical - 1.7%
Amphenol Corp.
$248,750	Term Loan, 4.74%, Maturing May 6, 2010	$250,149
Fairchild Semiconductor Corp.
345,622	Term Loan, 5.35%, Maturing December 31, 2010	349,510
99,499	Term Loan, 5.35%, Maturing December 31, 2010	101,116
Invensys International Holdings Limited
336,903	Term Loan, 6.88%, Maturing September 5, 2009	342,799
Rayovac Corp.
249,375	Term Loan, 5.21%, Maturing February 7, 2012	252,544
Security Co., Inc.
99,000	Term Loan, 7.50%, Maturing June 30, 2010	99,866
Telcordia Technologies, Inc.
175,000	Term Loan, 6.07%, Maturing September 15, 2012	172,594
		$1,568,578
Equipment Leasing - 0.8%
Ashtead Group, PLC
$200,000	Term Loan, 5.56%, Maturing November 12, 2009	$202,125
United Rentals, Inc.
91,876	Term Loan, 3.36%, Maturing February 14, 2011	93,197
453,639	Term Loan, 5.57%, Maturing February 14, 2011	460,047
		$755,369
Farming / Agriculture - 0.6%
Central Garden & Pet Co.
$397,983	Term Loan, 5.03%, Maturing May 15, 2009	$402,957
The Scotts Co.
99,000	Term Loan, 4.81%, Maturing September 30, 2010	99,919
		$502,876
Financial Intermediaries - 1.6%
Corrections Corp. of America
$498,750	Term Loan, 4.61%, Maturing March 31, 2008	$503,737
Fidelity National Information Solutions, Inc.
553,500	Term Loan, 4.96%, Maturing March 9, 2013	551,914

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Financial Intermediaries (continued)
Refco Group Ltd., LLC
$350,175	Term Loan, 5.31%, Maturing August 5, 2011	$351,554
		$1,407,205
Food Products - 2.9%
Acosta Sales Co., Inc.
$399,250	Term Loan, 5.29%, Maturing August 13, 2010	$404,366
American Seafoods Holdings, LLC
213,044	Term Loan, 6.74%, Maturing March 31, 2009	214,576
Doane Pet Care Co.
297,750	Term Loan, 7.41%, Maturing November 5, 2009	303,891
Dole Food Company, Inc.
178,449	Term Loan, 4.93%, Maturing April 18, 2012	179,955
Merisant Co.
247,120	Term Loan, 6.44%, Maturing January 11, 2010	245,267
Michael Foods, Inc.
319,463	Term Loan, 5.13%, Maturing November 21, 2010	324,854
Nash-Finch Co.
200,000	Term Loan, 5.56%, Maturing November 12, 2010	202,000
Pinnacle Foods Holdings Corp.
345,625	Term Loan, 6.35%, Maturing November 25, 2010	347,731
Reddy Ice Group, Inc.
373,953	Term Loan, 5.86%, Maturing July 31, 2009	377,342
		$2,599,982
Food Service - 1.4%
AFC Enterprises, Inc.
$260,000	Term Loan, 5.75%, Maturing May 11, 2011	$260,650
Domino's, Inc.
271,401	Term Loan, 5.25%, Maturing June 25, 2010	275,387
Jack in the Box, Inc.
345,625	Term Loan, 4.95%, Maturing January 8, 2011	349,081
Weight Watchers International, Inc.
344,750	Term Loan, 5.18%, Maturing March 31, 2010	348,844
		$1,233,962
Food / Drug Retailers - 2.0%
General Nutrition Centers, Inc.
$84,789	Term Loan, 6.42%, Maturing December 7, 2009	$85,743
Giant Eagle, Inc.
330,539	Term Loan, 5.16%, Maturing August 6, 2009	334,774
Rite Aid Corp.
401,913	Term Loan, 5.02%, Maturing September 22, 2009	404,759
Roundy's, Inc.
214,338	Term Loan, 5.27%, Maturing September 30, 2009	216,481

Principal Amount	Borrower/Tranche Description	Value
Food / Drug Retailers (continued)
The Jean Coutu Group (PJC), Inc.
$496,250	Term Loan, 5.50%, Maturing July 30, 2011	$503,926
The Pantry, Inc.
275,338	Term Loan, 5.58%, Maturing March 12, 2011	278,866
		$1,824,549
Forest Products - 2.9%
Appleton Papers, Inc.
$298,492	Term Loan, 5.64%, Maturing June 11, 2010	$301,571
Boise Cascade Holdings, LLC
512,414	Term Loan, 5.20%, Maturing October 29, 2011	519,674
Buckeye Technologies, Inc.
231,292	Term Loan, 5.28%, Maturing April 15, 2010	234,857
Koch Cellulose, LLC
69,260	Term Loan, 4.61%, Maturing May 7, 2011	69,953
225,631	Term Loan, 5.24%, Maturing May 7, 2011	227,888
NewPage Corp.
500,000	Term Loan, 6.38%, Maturing May 2, 2011	506,094
RLC Industries Co.
459,157	Term Loan, 4.99%, Maturing February 24, 2010	461,070
Xerium Technologies, Inc.
300,000	Term Loan, 5.07%, Maturing May 18, 2012	303,000
		$2,624,107
Healthcare - 5.9%
Accredo Health, Inc.
$263,497	Term Loan, 5.08%, Maturing June 30, 2011	$264,485
Advanced Medical Optics, Inc.
186,401	Term Loan, 5.21%, Maturing June 25, 2009	188,673
Colgate Medical, Ltd.
203,469	Term Loan, 5.48%, Maturing December 30, 2008	205,631
Community Health Systems, Inc.
440,899	Term Loan, 5.07%, Maturing August 19, 2011	446,226
Concentra Operating Corp.
366,130	Term Loan, 6.01%, Maturing June 30, 2009	369,792
Conmed Corp.
162,319	Term Loan, 5.71%, Maturing December 31, 2009	164,120
Cross Country Healthcare, Inc.
79,557	Term Loan, 6.60%, Maturing June 5, 2009	80,154
Encore Medical IHC, Inc.
243,750	Term Loan, 6.34%, Maturing October 4, 2010	246,645
Express Scripts, Inc.
246,875	Term Loan, 4.77%, Maturing February 13, 2010	249,498

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Healthcare (continued)
Fisher Scientific International, Inc.
$297,000	Term Loan, 4.99%, Maturing August 2, 2011	$299,459
Healthsouth Corp.
250,000	Term Loan, 5.82%, Maturing June 14, 2007	253,281
Kinetic Concepts, Inc.
222,561	Term Loan, 5.24%, Maturing August 11, 2009	225,019
Knowledge Learning Corp.
478,368	Term Loan, 5.99%, Maturing January 7, 2012	481,756
Leiner Health Products, Inc.
487,519	Term Loan, 6.38%, Maturing May 27, 2011	494,222
Lifepoint Hospitals, Inc.
574,199	Term Loan, 4.85%, Maturing April 15, 2012	575,419
Magellan Health Services, Inc.
97,222	Term Loan, 5.78%, Maturing August 15, 2008	98,559
143,403	Term Loan, 5.86%, Maturing August 15, 2008	145,375
Sybron Dental Management, Inc.
137,293	Term Loan, 5.11%, Maturing June 6, 2009	138,494
Team Health, Inc.
154,263	Term Loan, 6.24%, Maturing March 23, 2011	155,420
VWR International, Inc.
241,533	Term Loan, 5.65%, Maturing April 7, 2011	243,760
		$5,325,988
Home Furnishings - 1.4%
Jarden Corp.
$208,950	Term Loan, 5.47%, Maturing January 24, 2012	$211,431
Knoll, Inc.
208,824	Term Loan, 6.37%, Maturing September 30, 2011	212,217
Sealy Mattress Co.
513,053	Term Loan, 4.99%, Maturing April 6, 2012	516,580
Simmons Co.
338,707	Term Loan, 5.86%, Maturing December 19, 2011	340,683
		$1,280,911
Industrial Equipment - 2.2%
Alliance Laundry Holdings, LLC
$195,000	Term Loan, 5.40%, Maturing January 27, 2012	$196,381
Flowserve Corp.
300,000	Term Loan, 6.22%, Maturing June 30, 2009	304,438
MTD Products, Inc.
498,741	Term Loan, 4.94%, Maturing June 1, 2010	503,105
National Waterworks, Inc.
385,714	Term Loan, 5.99%, Maturing November 22, 2009	391,018

Principal Amount	Borrower/Tranche Description	Value
Industrial Equipment (continued)
Rexnord Corp.
$550,000	Term Loan, 5.52%, Maturing December 31, 2011	$554,812
		$1,949,754
Insurance - 1.4%
Conseco, Inc.
$479,450	Term Loan, 6.83%, Maturing June 22, 2010	$484,844
Hilb, Rogal & Hobbs Co.
639,662	Term Loan, 5.75%, Maturing December 15, 2011	645,260
U.S.I. Holdings Corp.
104,738	Term Loan, 5.69%, Maturing August 11, 2008	105,196
		$1,235,300
Leisure Goods / Activities / Movies - 3.8%
AMF Bowling Worldwide, Inc.
$203,682	Term Loan, 6.35%, Maturing August 27, 2009	$205,019
Cinemark, Inc.
395,000	Term Loan, 5.18%, Maturing March 31, 2011	400,925
Loews Cineplex Entertainment Corp.
448,085	Term Loan, 5.41%, Maturing July 30, 2011	450,372
Metro-Goldwyn-Mayer Holdings
880,000	Term Loan, 5.74%, Maturing April 8, 2012	884,125
Regal Cinemas Corp.
383,000	Term Loan, 5.24%, Maturing November 10, 2010	386,910
Six Flags Theme Parks, Inc.
462,236	Term Loan, 5.95%, Maturing June 30, 2008	468,159
Universal City Development Partners, Ltd.
348,250	Term Loan, 5.23%, Maturing June 9, 2011	352,168
WMG Acquisition Corp.
320,806	Term Loan, 5.33%, Maturing February 28, 2011	323,212
		$3,470,890
Lodging and Casinos - 3.3%
Alliance Gaming Corp.
$314,882	Term Loan, 6.77%, Maturing September 5, 2009	$315,423
Ameristar Casinos, Inc.
255,657	Term Loan, 5.50%, Maturing December 31, 2006	258,959
Argosy Gaming Co.
198,500	Term Loan, 5.08%, Maturing June 30, 2011	199,534
Boyd Gaming Corp.
371,250	Term Loan, 4.94%, Maturing June 30, 2011	373,570
CNL Hospitality Partners, L.P.
23,456	Term Loan, 5.68%, Maturing October 13, 2006	23,515

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Lodging and Casinos (continued)
Globalcash Access, LLC
$160,741	Term Loan, 5.58%, Maturing March 10, 2010	$163,153
Isle of Capri Casinos, Inc.
393,025	Term Loan, 5.02%, Maturing February 4, 2012	397,447
Marina District Finance Co., Inc.
248,750	Term Loan, 4.99%, Maturing October 14, 2011	250,460
Pinnacle Entertainment, Inc.
108,340	Term Loan, 0.00%, Maturing August 27, 2010(3)	108,577
100,000	Term Loan, 6.33%, Maturing August 27, 2010	101,625
Resorts International Holdings, LLC
93,270	Term Loan, 5.83%, Maturing April 26, 2012	94,599
Venetian Casino Resort, LLC
53,542	Term Loan, 0.00%, Maturing June 15, 2011(3)	54,010
259,679	Term Loan, 5.24%, Maturing June 15, 2011	262,577
Wyndham International, Inc.
23,707	Term Loan, 3.25%, Maturing May 10, 2011	23,825
251,293	Term Loan, 6.50%, Maturing May 10, 2011	253,021
Wynn Las Vegas, LLC
100,000	Term Loan, 5.47%, Maturing December 14, 2011	100,781
		$2,981,076
Nonferrous Metals / Minerals - 1.6%
Compass Minerals Group, Inc.
$56,169	Term Loan, 5.92%, Maturing November 28, 2009	$56,777
Foundation Coal Corp.
327,660	Term Loan, 5.54%, Maturing July 30, 2011	332,319
ICG, LLC
199,000	Term Loan, 5.88%, Maturing November 5, 2010	201,819
Murray Energy Corp.
349,125	Term Loan, 6.33%, Maturing January 28, 2010	351,307
Novelis, Inc.
192,361	Term Loan, 4.96%, Maturing January 6, 2012	194,721
332,051	Term Loan, 4.96%, Maturing January 6, 2012	336,124
		$1,473,067
Oil and Gas - 3.5%
Dresser Rand Group, Inc.
$233,924	Term Loan, 5.45%, Maturing October 29, 2011	$237,653
Dresser, Inc.
324,390	Term Loan, 5.99%, Maturing March 31, 2007	328,580
Dynegy Holdings, Inc.
321,750	Term Loan, 7.14%, Maturing May 28, 2010	323,761
El Paso Corp.
159,750	Term Loan, 5.27%, Maturing November 23, 2009	160,948
263,055	Term Loan, 6.13%, Maturing November 23, 2009	265,192

Principal Amount	Borrower/Tranche Description	Value
Oil and Gas (continued)
Getty Petroleum Marketing, Inc.
$297,753	Term Loan, 6.33%, Maturing May 19, 2010	$302,219
Kerr-McGee Corp.
230,000	Term Loan, 5.55%, Maturing May 24, 2007	231,754
415,000	Term Loan, 5.79%, Maturing May 24, 2011	421,888
The Premcor Refining Group, Inc.
200,000	Term Loan, 4.88%, Maturing April 13, 2009	201,375
Universal Compression, Inc.
300,000	Term Loan, 5.24%, Maturing February 15, 2012(3)	304,172
Williams Production RMT Co.
344,750	Term Loan, 5.49%, Maturing May 30, 2008	348,628
		$3,126,170
Publishing - 4.9%
American Media Operations, Inc.
$319,616	Term Loan, 5.88%, Maturing April 1, 2007	$323,611
Dex Media West, LLC
127,358	Term Loan, 4.93%, Maturing March 9, 2010	128,632
Endurance Business Media, Inc.
160,000	Term Loan, 5.96%, Maturing March 8, 2012	162,300
Freedom Communications Holdings, Inc.
196,755	Term Loan, 4.83%, Maturing May 18, 2012	197,518
Herald Media, Inc.
299,244	Term Loan, 5.56%, Maturing July 22, 2011	303,640
Journal Register Co.
385,000	Term Loan, 4.67%, Maturing August 12, 2012	387,045
Lamar Media Corp.
323,750	Term Loan, 4.44%, Maturing March 7, 2009	325,369
Medianews Group, Inc.
409,539	Term Loan, 4.83%, Maturing August 25, 2010	411,331
Merrill Communications, LLC
198,528	Term Loan, 5.83%, Maturing February 9, 2009	200,265
Nebraska Book Co., Inc.
345,625	Term Loan, 5.88%, Maturing March 4, 2011	350,377
Newspaper Holdings, Inc.
140,000	Term Loan, 5.15%, Maturing August 24, 2011	140,437
R.H. Donnelley Corp.
17,889	Term Loan, 5.15%, Maturing December 31, 2009	18,047
446,116	Term Loan, 5.14%, Maturing June 30, 2011	451,088
Source Media, Inc.
94,118	Term Loan, 5.74%, Maturing August 30, 2012	95,471
SP Newsprint Co.
225,556	Term Loan, 5.51%, Maturing January 9, 2010	227,388
95,861	Term Loan, 5.58%, Maturing January 9, 2010	97,119

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Publishing (continued)
Sun Media Corp.
$317,507	Term Loan, 5.19%, Maturing February 7, 2009	$321,475
Transwestern Publishing Co., LLC
171,700	Term Loan, 5.57%, Maturing February 25, 2011	172,585
138,000	Term Loan, 4.56%, Maturing August 24, 2012	138,712
		$4,452,410
Radio and Television - 3.5%
Adams Outdoor Advertising, L.P.
$331,976	Term Loan, 5.15%, Maturing October 15, 2011	$336,610
CanWest Media, Inc.
207,668	Term Loan, 5.47%, Maturing August 15, 2009	209,918
Cumulus Media, Inc.
83,495	Term Loan, 5.13%, Maturing March 28, 2009	83,704
197,642	Term Loan, 5.13%, Maturing March 28, 2010	198,136
DirecTV Holdings, LLC
340,000	Term Loan, 4.74%, Maturing April 13, 2013	341,594
Emmis Operating Co.
298,500	Term Loan, 4.96%, Maturing November 10, 2011	301,361
Nexstar Broadcasting, Inc.
160,538	Term Loan, 5.24%, Maturing October 1, 2012	161,575
169,462	Term Loan, 5.24%, Maturing October 1, 2012	170,768
PanAmSat Corp.
544,968	Term Loan, 5.65%, Maturing August 20, 2011	554,150
Raycom National, LLC
360,000	Term Loan, 5.50%, Maturing February 24, 2012	362,475
Spanish Broadcasting System, Inc.
174,563	Term Loan, 5.49%, Maturing June 10, 2012	176,417
Young Broadcasting, Inc.
250,000	Term Loan, 5.64%, Maturing November 3, 2012	252,552
		$3,149,260
Rail Industries - 0.7%
Kansas City Southern Railway Co.
$346,509	Term Loan, 5.16%, Maturing March 30, 2008	$351,382
Railamerica, Inc.
248,305	Term Loan, 5.56%, Maturing September 29, 2011	251,926
29,352	Term Loan, 5.56%, Maturing September 29, 2011	29,780
		$633,088
Retailers (Except Food and Drug) - 2.7%
Advance Stores Company, Inc.
$56,261	Term Loan, 5.03%, Maturing September 30, 2010	$56,753
95,121	Term Loan, 5.04%, Maturing September 30, 2010	95,954

Principal Amount	Borrower/Tranche Description	Value
Retailers (Except Food and Drug) (continued)
Alimentation Couche-Tard, Inc.
$310,605	Term Loan, 5.06%, Maturing December 17, 2010	$313,808
Amscan Holdings, Inc.
99,000	Term Loan, 5.66%, Maturing April 30, 2012	100,114
Coinmach Laundry Corp.
342,893	Term Loan, 6.33%, Maturing July 25, 2009	347,394
CSK Auto, Inc.
394,000	Term Loan, 4.85%, Maturing June 20, 2009	398,186
Harbor Freight Tools USA, Inc.
248,125	Term Loan, 5.78%, Maturing July 15, 2010	249,521
Josten's Corp.
388,000	Term Loan, 5.39%, Maturing October 4, 2010	393,982
Oriental Trading Co., Inc.
222,504	Term Loan, 6.00%, Maturing August 4, 2010	223,895
Rent-A-Center, Inc.
299,975	Term Loan, 5.35%, Maturing June 30, 2010	303,087
		$2,482,694
Surface Transport - 0.4%
NFIL Holdings Corp.
$59,041	Term Loan, 4.08%, Maturing February 27, 2010	$59,705
150,266	Term Loan, 5.34%, Maturing February 27, 2010	152,050
Sirva Worldwide, Inc.
200,000	Term Loan, 5.63%, Maturing December 1, 2010	188,917
		$400,672
Telecommunications - 5.2%
Alaska Communications Systems Holdings, Inc.
$300,000	Term Loan, 5.49%, Maturing February 1, 2011	$302,662
American Tower, L.P.
334,163	Term Loan, 5.21%, Maturing August 31, 2011	337,435
Centennial Cellular Operating Co., LLC
345,625	Term Loan, 5.68%, Maturing February 9, 2011	350,809
Consolidated Communications, Inc.
296,250	Term Loan, 5.80%, Maturing October 14, 2011	298,287
Fairpoint Communications, Inc.
340,000	Term Loan, 5.55%, Maturing February 8, 2012	344,250
Intelsat Ltd.
598,496	Term Loan, 5.25%, Maturing July 28, 2011	604,182
Iowa Telecommunications Services, Inc.
450,000	Term Loan, 5.50%, Maturing November 23, 2011	454,922
Metrocall, Inc. & Arch Wireless Operating
28,393	Term Loan, 5.76%, Maturing November 16, 2006	28,606
Nextel Partners Operation Corp.
340,000	Term Loan, 4.83%, Maturing May 31, 2012	341,785

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Telecommunications (continued)
Qwest Corp.
$100,000	Term Loan, 7.93%, Maturing June 4, 2007	$103,141
SBA Senior Finance, Inc.
297,000	Term Loan, 5.55%, Maturing October 31, 2008	301,208
Spectrasite Communications, Inc.
430,835	Term Loan, 4.91%, Maturing May 23, 2012	432,675
Triton PCS, Inc.
323,874	Term Loan, 6.58%, Maturing November 18, 2009	325,210
Valor Telecom Enterprise, LLC
205,800	Term Loan, 5.39%, Maturing February 14, 2012	208,630
Western Wireless Corp.
297,750	Term Loan, 6.19%, Maturing May 28, 2011	298,867
		$4,732,669
Utilities - 2.4%
Allegheny Energy Supply Co., LLC
$125,417	Term Loan, 5.84%, Maturing October 28, 2011	$126,091
Cogentrix Deleware Holdings, Inc.
433,961	Term Loan, 5.24%, Maturing January 14, 2012	437,125
Covanta Energy Corp.
110,569	Term Loan, 3.36%, Maturing June 24, 2012	111,675
89,431	Term Loan, 6.46%, Maturing June 24, 2012	90,325
NRG Energy, Inc.
177,528	Term Loan, 3.39%, Maturing December 24, 2011	179,248
224,665	Term Loan, 5.37%, Maturing December 24, 2011	226,842
Pike Electric, Inc.
264,183	Term Loan, 5.44%, Maturing July 1, 2012	267,486
Reliant Energy, Inc.
189,525	Term Loan, 6.06%, Maturing December 22, 2010	191,454
Texas Genco, LLC
346,094	Term Loan, 5.41%, Maturing December 14, 2011	351,466
143,670	Term Loan, 5.41%, Maturing December 14, 2011(3)	145,900
		$2,127,612
Total Senior, Floating Rate Interests (identified cost $78,754,190)		$79,102,145

Floating Rate Notes - 0.8%
Principal Amount (000's omitted)	Security	Value
Radio and Television - 0.3%
Paxson Communications Corp., Variable Rate
$300	5.41%, 1/15/10(4)	$300,000
		$300,000
Telecommunications - 0.5%
Qwest Corp., Variable Rate
$300	6.671%, 6/15/13(4)	$308,625
Rogers Wireless, Inc., Variable Rate
93	6.135%, 12/15/10(4)	97,418
		$406,043
Total Floating Rate Notes (identified cost $693,000)		$706,043
Short-Term Investments - 8.8%

Principal Amount	Maturity Date	Borrower	Rate	Amount
$779,000	07/05/05	Alcon Capital Corp. Commercial Paper	3.27%	$778,717
1,798,000	07/01/05	Cafco, LLC Commercial Paper	3.35%	1,798,000
1,793,000	07/05/05	CIESCO, LLC Commercial Paper	3.15%	1,792,372
1,798,000	07/01/05	General Electric Capital Corp. Commercial Paper	3.38%	1,798,000
1,798,000	07/01/05	Investors Bank and Trust Company Time Deposit	3.40%	1,798,000

Total Short-Term Investments (at amortized cost)	$7,965,089
Total Investments - 97.1% (identified cost $87,412,280)	$87,773,277
Less Unfunded Loan Commitments - (0.2)%	$(202,991)
Net Investments - 96.9% (identified cost $87,209,289)	$87,570,286
Other Assets, Less Liabilities - 3.1%	$2,804,862
Net Assets - 100.0%	$90,375,148

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

(1)  Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)  Unfunded loan commitments. See Note 1E for description.

(4)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate value of the securities was $706,043 or 0.8% of the Fund's net assets.

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2005

Assets
Investments, at value (identified cost, $87,209,289)	$87,570,286
Cash	2,418,061
Receivable for investments sold	564
Receivable for Fund shares sold	130,114
Interest receivable	324,673
Prepaid expenses	2,334
Total assets	$90,446,032
Liabilities
Payable to affiliates	$36,957
Payable for Fund shares redeemed	4,934
Payable to affiliate for Trustees' fees	1,480
Dividends payable	1,428
Accrued expenses	26,085
Total liabilities	$70,884
Net Assets for 8,968,498 shares of beneficial interest outstanding	$90,375,148
Sources of Net Assets
Paid-in capital	$90,137,354
Accumulated net realized loss (computed on the basis of identified cost)	(143,265)
Accumulated undistributed net investment income	20,062
Net unrealized appreciation (computed on the basis of identified cost)	360,997
Total	$90,375,148
Net Asset Value, Offering Price and Redemption Price Per Share
($90,375,148 ÷ 8,968,498 shares of beneficial interest outstanding)	$10.08

Statement of Operations

For the Six Months
Ended June 30, 2005

Investment Income
Interest	$1,979,598
Total investment income	$1,979,598
Expenses
Investment adviser fee	$237,419
Administration fee	103,226
Trustees' fees and expenses	3,003
Service fees	103,226
Custodian fee	46,205
Legal and accounting services	15,966
Transfer and dividend disbursing agent fees	3,830
Registration fees	3,135
Miscellaneous	6,361
Total expenses	$522,371
Deduct - Reduction of custodian fee	$11,485
Total expense reductions	$11,485
Net expenses	$510,886
Net investment income	$1,468,712
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$(55,636)
Net realized loss	$(55,636)
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(171,042)
Net change in unrealized appreciation (depreciation)	$(171,042)
Net realized and unrealized loss	$(226,678)
Net increase in net assets from operations	$1,242,034

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
From operations - Net investment income	$1,468,712	$1,621,678
Net realized loss from investment transactions	(55,636)	(87,629)
Net change in unrealized appreciation (depreciation) from investments	(171,042)	278,521
Net increase in net assets from operations	$1,242,034	$1,812,570
Distributions to shareholders - From net investment income	$(1,469,244)	$(1,622,175)
Total distributions to shareholders	$(1,469,244)	$(1,622,175)
Transactions in shares of beneficial interest - Proceeds from sale of shares	$22,759,687	$47,887,259
Net asset value of shares issued to shareholders in payment of distributions declared	1,466,861	1,622,162
Cost of shares redeemed	(8,607,889)	(20,128,267)
Net increase in net assets from Fund share transactions	$15,618,659	$29,381,154
Net increase in net assets	$15,391,449	$29,571,549
Net Assets
At beginning of period	$74,983,699	$45,412,150
At end of period	$90,375,148	$74,983,699
Accumulated undistributed net investment income included in net assets
At end of period	$20,062	$20,594

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Six Months Ended June 30, 2005	Year Ended December 31,
	(Unaudited)(1)	2004(1)	2003	2002(1)	2001(1)(2)
Net asset value - Beginning of period	$10.100	$10.070	$10.000	$10.000	$10.000
Income (loss) from operations
Net investment income	$0.178	$0.257	$0.222	$0.031	$0.129
Net realized and unrealized gain (loss)	(0.020)	0.026	0.070	-	-
Total income from operations	$0.158	$0.283	$0.292	$0.031	$0.129
Less distributions
From net investment income	$(0.178)	$(0.253)	$(0.222)	$(0.031)	$(0.129)
Total distributions	$(0.178)	$(0.253)	$(0.222)	$(0.031)	$(0.129)
Net asset value - End of period	$10.080	$10.100	$10.070	$10.000	$10.000
Total Return(3)	1.57%	2.82%	2.93%	0.31%	1.29%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$90,375	$74,984	$45,412	$36,552	$15,789

Ratios (As a percentage of average daily net assets):

Net expenses	1.26	%(4)	1.27%	1.36%	1.47%	1.26	%(4)
Net expenses after custodian fee reduction	1.24	%(4)	1.26%	1.36%	1.47%	1.26	%(4)
Net investment income	3.55	%(4)	2.55%	2.18%	0.31%	1.37	%(4)
Portfolio Turnover	32%		61%	65%	0%	-

†  The operating expenses of the Fund reflect a reduction of the investment advisor fee. Had such action not been taken, the ratios and net investment gain per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses	1.28	%(4)
Expenses after custodian fee reduction	1.28	%(4)
Net investment income	1.35	%(4)
Net investment income per share	$0.127

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, May 2, 2001, to December 31, 2001.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance VT Floating-Rate Income Fund (the Fund) is a non-diversified series of Eaton Vance Variable Trust (the Trust). The Trust, which was organized under Massachusetts law on August 14, 2000, is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks to provide a high level of current income by investing primarily in senior floating rate loans. The Fund is made available only to seperate accounts issued by participating insurance companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations - Certain Senior Loans are deemed to be liquid because reliable market quotations are readily available for them. Liquid Senior Loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the Fund's investment adviser, Eaton Vance Management (EVM), under procedures approved by the Trustees. In connection with determining the fair value of a Senior Loan, the investment adviser makes an assessment of the likelihood that the borrower will make a full repayment of the Senior Loan. The primary factors considered by the investment adviser when making this assessment are (i) the creditworthiness of the borrower, (ii) the value of the collateral backing the Senior Loan, and (iii) the priority of the Senior Loan versus other creditors of the borrower. If, based on its assessment, the investment adviser believes there is a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality. If, based on its assessment, the investment adviser believes there is not a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using analyses that include, but are not limited to (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising such factors, data and information and the relative weight to be given thereto as it deems relevant, including without limitation, some or all of the following: (i) the fundamental characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral securing the Senior Loan, including the Fund's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of, among other things, its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan, including price quotations for and trading in the Senior Loan and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the agent and any intermediate participants in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan.

Debt obligations (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by dealers or pricing services. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Over-the-counter options are valued at the mean between the bid and asked prices provided by dealers. Marketable securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. The value of interest rate swaps will be based upon a dealer quotation. Short-term obligations and money market securities maturing in sixty days or less are valued at amortized cost which approximates value. Investments for which reliable market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund. Occasionally, events affecting the value of foreign securities may occur between the time trading is completed abroad and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value (unless the Fund deems that such event would materially affect its net asset value in which

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

case an adjustment would be made and reflected in such computation). The Fund may rely on an independent fair valuation service in making any such adjustment.

B  Income - Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Facility fees received are recognized as income over the expected term of the loan.

C  Income Taxes - The Fund has elected to be treated as a regulated investment company (RIC) for United States federal tax purposes. The Fund's policy is to comply with the provisions of Section 817-(h) of the Internal Revenue Code regarding Variable Trusts. No provision is made by the Fund for federal or state taxes on any taxable income of the Fund because each separate account in the Fund is ultimately responsible for the payment of any taxes. The Fund will distribute at least annually all of the Fund's net investment income and net realized capital gains, if any. At December 31, 2004, the Fund, for federal income tax purposes had a capital loss carryover of $48,462, which will expire on December 31, 2012. This amount will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Additionally, at December 31, 2004, the Fund had a net capital loss of $39,167 attributable to security transactions incurred after October 31, 2004. This capital loss is treated as arising on the first day of the Fund's taxable year ending December 31, 2005.

D  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

E  Unfunded Loan Commitments - The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments.

F  Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders and indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Expenses - The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

I  Other - Investment transactions are accounted for on a trade date basis.

J  Interim Financial Statements - The interim financial statements relating to June 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions of net income are paid monthly. Distributions are paid in the form of additional shares unless an election is made on behalf of a separate account to receive some or all of the distribution in cash.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Trust has an underwriting agreement relating to the Fund with Eaton Vance Distributors, Inc. (EVD). The underwriting agreement presently provides that EVD, through the Fund's transfer agent, accepts orders for shares at net asset value and no sales commission or load is charged. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products. The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At June 30, 2005, seperate accounts of two insurance companies each owned more than 10% of the Fund's shares outstanding aggregating 99% of the Fund's shares outstanding. Transactions in Fund shares were as follows:

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Sales	2,253,011	4,745,774
Issued to shareholders electing to receive payments of distributions in Fund shares	145,310	160,700
Redemptions	(852,427)	(1,994,161)
Net increase	1,545,894	2,912,313

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee, computed at the monthly rate of 0.575% per annum of the average daily net assets up to $1 billion, and at reduced rates as daily net assets exceed that level, was earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. For the six months ended June 30, 2005, the fee amounted to $237,419. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee.

The Fund is authorized to pay EVM a fee as compensation for administrative services necessary to conduct the Fund's business. The fee is computed at the annual rate of 0.25% (annualized) of the Fund's average daily net assets. For the six months ended June 30, 2005, the fee amounted to $103,226.

Certain officers and Trustees of the Fund are officers of the above organizations.

5  Service Fees

The Fund has adopted a service plan that allows the Fund to pay service fees to insurance companies for providing personal and/or account services to account holders of insurance product separate accounts, which will be equal to 0.25% (annualized) of daily average net assets. Service fee payments for the six months ended June 30, 2005 amounted to $103,226.

6  Purchases and Sales of Investments

The Fund invests primarily in Senior Loans. The ability of the issuers of the Senior Loans to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments of Senior Loans for the six months ended June 30, 2005 aggregated $32,877,480 and $23,473,115, respectively.

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and affiliates in a $500 million unsecured line of credit with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at the bank's base rate or at an amount above LIBOR. In addition, a fee computed at an annual rate of 0.09% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any borrowings or allocated fees during the six months ended June 30, 2005.

8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in the value of the investments owned at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$87,209,289
Gross unrealized appreciation	$466,367
Gross unrealized depreciation	(105,370)
Net unrealized appreciation	$360,997

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

9  Shareholder Meeting

The Fund held a Special Meeting of Shareholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	7,766,384	290,447
James B. Hawkes	7,735,157	321,673
Samuel L. Hayes, III	7,740,545	316,286
William H. Park	7,763,908	292,922
Ronald A. Pearlman	7,745,810	311,020
Norton H. Reamer	7,718,785	338,046
Lynn A. Stout	7,766,384	290,447
Ralph F. Verni	7,761,329	295,501

Results are rounded to the nearest whole number.

Eaton Vance VT Floating-Rate Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Eaton Vance VT Floating-Rate Income Fund (the "Fund") and its investment adviser, Eaton Vance Management ("Eaton Vance"), provides that the agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Fund cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Fund or by vote of a majority of the outstanding interests of the Fund.

In considering the annual approval of the investment advisory agreement between the Fund and the investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  An independent report comparing the Fund's advisory fees with those of comparable funds;

•  An independent report comparing the Fund's expense ratio to those of comparable funds;

•  Information regarding the Fund's investment performance in comparison to a relevant peer group of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  The investment adviser's results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets (including the valuation of senior loan portfolios) and actions taken to monitor and test the effectiveness of such procedures and processes;

•  The investment adviser's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Fund for the services describe herein.

The Special Committee also considered the investment adviser's portfolio management capabilities, including information relating to the education, experience, and number of investment professionals and other personnel who provide services under the investment advisory agreement. The Special Committee considered the investment adviser's experience in managing senior loan portfolios. The Special Committee noted the experience of the 26 bank loan investment professionals and other personnel who would provide services under the Fund investment advisory agreement, including 4 portfolio managers and 15 analysts. Many of these portfolio managers and analysts have previous experience working for commercial banks and other lending institutions. The Special Committee evaluated the level of skill required to manage the Fund and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Fund.

In its review of information with respect to the Fund's investment performance, the Special Committee concluded that the performance of the Fund was within a range that the Special Committee determined was competitive on a risk-adjusted basis. With respect to its review of investment advisory fees, the Special

Eaton Vance VT Floating-Rate Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Committee concluded that such fees are within the range of those paid by comparable funds within the variable insurance product sector. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that, in light of the size of the Fund and the specialized investment profile of the Fund, the expense ratio of the Fund is reasonable.

In addition to the factors mentioned above, the Special Committee reviewed the profits of Eaton Vance and it affiliates in providing investment management services for the Fund and for all Eaton Vance funds as a group. The Special Committee also reviewed the level of profits of Eaton Vance and its affiliates for providing administration services for the Fund and for all Eaton Vance funds as a group. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Fund and the business reputation of the investment adviser and their financial resources. The Trustees concluded that, in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser of the Fund appears to be realizing benefits from economies of scale in managing the Fund, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with the shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the approval of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

Eaton Vance VT Floating-Rate Income Fund

INVESTMENT MANAGEMENT

Officers
James B. Hawkes
President and Trustee
Samuel D. Isaly
Vice President
Scott H. Page
Vice President
Duncan W. Richardson
Vice President
Payson F. Swaffield
Vice President
James L. O'Connor
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III (Chairman) Benjamin C. Esty William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

This Page Intentionally Left Blank

Investment Adviser and Administrator of Eaton Vance VT Floating-Rate Income Fund
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Eaton Vance VT Floating-Rate Income Fund

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1939-8/05  VTFRHSRC

Semiannual Report June 30, 2005

EATON VANCE

VT

WORLDWIDE

HEALTH

SCIENCES

FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the Securities and Exchange Commission for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commision's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at www.sec.gov.

Eaton Vance VT Worldwide Health Sciences Fund as of June 30, 2005

INVESTMENT UPDATE

The Fund

 Samuel D. Isaly

Portfolio Manger

Performance for the six months ended June 30, 2005

•                  For the six month period ended June 30, 2005, the Fund’s shares had a total return of -5.52%.(1) This return was the result of a decrease in net asset value to $10.62 on June 30, 2005, from $11.24 on December 31, 2004.

•                  The Fund underperformed its peer group, the Lipper Health/Biotechnology Fund Classification, which had an average return of 0.35% for the six months ended June 30, 2005. The Fund’s performance also lagged its benchmark indices, the S&P 500 Index, which returned -0.81%, and the Morgan Stanley Capital International Europe, Australasia and Far East Index, which returned
-1.17%.(2)

Management Discussion

•                  The health care sector had a lackluster six-months. After a difficult first quarter, health care stocks rallied in the latter months and, as a result, pharmaceutical shares ended the period slightly positive, while the biotech sector’s performance remained relatively flat.

•                  Biotechnology stocks had a difficult first quarter. As a result of the withdrawal of an important new drug for multiple sclerosis, investors became more cautious on new product launches coming out of this sector. The two companies that manufactured that product saw significant declines in market value after news of the product withdrawal was released.

•                  The pharmaceutical sector had flat returns in the first quarter, but outperformed the overall market due to more attractive valuations. Large pharmaceutical companies received a boost from a positive FDA panel meeting on Cox-2 inhibitors — a new class of nonsteroidal anti-inflammatory drugs designed to have fewer side effects for pain relief.

•                  Positive news early in the second quarter triggered a rally in both pharmaceutical and biotech shares. One large, well-known pharmaceutical firm forecasted better-than-expected double-digit earnings growth through 2008, while an established biotechnology firm raised prices 15% on its product for lung cancer.

•                  With nearly half of the Fund’s assets in biotechnology shares, the “biotech bear market” in the first quarter led to unfavorable performance for the Fund. In particular, about 25% of the Fund’s assets were invested with smaller capitalization “emerging biotechnology” companies — among the hardest hit during the market pullback. Fortunately, the Fund’s pharmaceutical holdings contributed positively to returns.

•                  The Fund’s best performance came from larger biotechnology companies, with one firm showing growth from existing products and making progress towards commercialization of products in the pipeline. The worst performance came from development-stage biotechnology companies that experienced setbacks in the clinical development of their lead products.

•                  Management’s focus has been on companies that have what we feel is significant new product launch revenue potential from recently launched (or soon to launch) therapeutics. During the first quarter sell-off, the investment adviser took advantage of the weakness in certain drug development companies by adding to positions believed to have near-term catalysts to spur revenue growth. The investment adviser also sought to reduce exposure to appreciated holdings in Asia and the generics sector. The investment adviser continues to maintain relatively low exposure to the “big pharma” companies due to lackluster earnings growth and thin pipelines.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

(1)          There is no sales charge. Insurance-related charges are not included in calculations of returns. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.

(2)          It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The S&P 500 Index is a broad-based, unmanaged market index commonly used as a measure of overall U.S. stock market performance. The Morgan Stanley Capital International (MSCI) Europe, Australasia, and Far East (EAFE) Index is a broad-based index of common stocks traded in foreign markets.

The views expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

2

Eaton Vance VT Worldwide Health Sciences Fund as of June 30, 2005

FUND PERFORMANCE

Performance(1)

Average Annual Total Returns at net asset value

One Year	-3.28
Life of Fund†	1.46

†      Inception Date – 5/2/01

(1)   The Fund has no sales charge. Returns do not include insurance-related charges.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

3

Eaton Vance VT Worldwide Health Sciences Fund as of June 30, 2005

PORTFOLIO INFORMATION

Top Ten Common Stock Holdings*

As a percentage of the Fund’s net assets

Novartis AG	7.4%
Amgen, Inc.	6.0
Genentech, Inc.	6.0
Pfizer, Inc.	5.4
Medimmune, Inc.	4.8
Genzyme Corp.	4.5
Takeda Pharmaceutical	4.4
Schering-Plough Corp.	4.3
Eli Lilly & Co.	4.0
Affymetrix, Inc.	4.0

*                 Top Ten Holdings represented 50.91% of total net assets as of June 30, 2005. Holdings may change due to active management

Sector Distribution†

As a percentage of the Fund’s net assets

Regional Distribution†

As a percentage of the Fund’s net assets

†                  As of June 30, 2005. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

4

Eaton Vance VT Worldwide Health Sciences Fund as of June 30, 2005

FUND EXPENSES

Example: As a shareholder of the Fund, you incur ongoing costs including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 – June 30, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be, imposed under your variable annuity contract or variable life insurance policy (“variable contracts”) (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which funds benefits under variable contracts and will not help you determine the relative total costs of owning different funds. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.

Eaton Vance VT Worldwide Health Sciences Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/1/05)	(6/30/05)	(1/1/05 – 6/30/05)
Actual
	$1,000.00	$944.80	$8.05
Hypothetical
(5% return per year before expenses)
	$1,000.00	$1,016.50	$8.35

*                 Expenses are equal to the Fund’s annualized expense ratio of 1.67% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2004. Returns do not include insurance-related charges.

5

Eaton Vance VT Worldwide Health Sciences Fund as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks - 91.54%
Security	Shares	Value	Percentage of Net Assets
Major Capitalization-Europe - 14.84%(1)
Altana AG	18,000	$1,028,589	3.83%
Novartis AG	42,000	1,994,642	7.43%
Serono SA, Class B	1,500	960,435	3.58%
		$3,983,666	14.84%
Major Capitalization-Far East - 10.99%(1)
Astellas Pharma, Inc.	27,690	$947,073	3.53%
Chugai Pharmaceuticals Co., Ltd.	53,000	816,842	3.04%
Takeda Pharmaceutical Co., Ltd.	24,000	1,187,818	4.42%
		$2,951,733	10.99%
Major Capitalization-North America - 38.60%(1)
Amgen, Inc.(3)	26,700	$1,614,282	6.01%
Genentech, Inc.(3)	20,000	1,605,600	5.98%
Genzyme Corp.(3)	20,000	1,201,800	4.48%
Lilly (Eli) & Co.	19,400	1,080,774	4.02%
Medimmune, Inc.(3)	48,000	1,282,560	4.78%
Pfizer, Inc.	53,000	1,461,740	5.44%
Schering-Plough Corp.	61,000	1,162,660	4.33%
Wyeth	21,500	956,750	3.56%
		$10,366,166	38.60%
Specialty Capitalization-Europe - 1.40%(2)
Acambis plc(3)	64,000	$253,203	0.94%
Berna Biotech AG(3)	16,500	123,665	0.46%
		$376,868	1.40%
Specialty Capitalization-North America - 25.71%(2)
Abgenix, Inc.(3)	43,000	$368,940	1.37%
Affymetrix, Inc.(3)	20,000	1,078,600	4.02%
Biovail Corp.(3)	22,000	341,440	1.27%
Enzon Pharmaceuticals, Inc.(3)	32,000	207,360	0.77%
Exelixis, Inc.(3)	33,000	245,190	0.91%
Gen-Probe, Inc.(3)	22,500	815,175	3.04%
Human Genome Sciences, Inc.(3)	55,500	642,690	2.39%
ICOS Corp.(3)	39,000	825,630	3.07%
Ligand Pharmaceuticals, Inc., Class A(3)	20,000	139,000	0.52%
Ligand Pharmaceuticals, Inc., Class B(3)	22,000	152,900	0.57%
NPS Pharmaceuticals, Inc.(3)	34,800	394,980	1.47%

Security	Shares	Value	Percentage of Net Assets
Specialty Capitalization-North America (continued)
OSI Pharmaceuticals, Inc.(3)	20,000	$817,400	3.04%
Savient Pharmaceuticals, Inc.(3)	45,000	198,450	0.74%
Tanox, Inc.(3)	30,000	351,600	1.31%
Vertex Pharmaceuticals, Inc.(3)	19,500	328,380	1.22%
		$6,907,735	25.71%
Total Common Stocks (identified cost $24,334,212)		$24,586,168
Commercial Paper - 6.57%
Security	Principal Amount (000's omitted)	Value	Percentage of Net Assets
General Electric Capital Corp., 3.38%, 7/1/05	$1,225	$1,225,000	4.56%
Prudential Funding Corp., 3.21%, 7/5/05	538	537,808	2.01%
Total Commercial Paper (at amortized cost, $1,762,808)		$1,762,808
Short-Term Investments - 2.01%
Security	Principal Amount (000's omitted)	Value	Percentage of Net Assets
Investors Bank and Trust Company Time Deposit, 3.40%, 7/1/05	$540	$540,000	2.01%
Total Short-Term Investments (at amortized cost, $540,000)		$540,000
Total Investments (identified cost $26,637,020)		$26,888,976	100.12%
Other Assets, Less Liabilities		$(31,624)	(0.12)%
Net Assets		$26,857,352	100.00%

(1)  Major capitalization is defined as market value of $5 billion or more.

(2)  Specialty capitalization is defined as market value of less than $5 billion.

(3)  Non-income producing security.

See notes to financial statements

6

Eaton Vance VT Worldwide Health Sciences Fund as of June 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2005

Assets
Investments, at value (identified cost, $26,637,020)	$26,888,976
Cash	541
Foreign currency, at value (cost $8,903)	8,863
Receivable for investments sold	193,779
Receivable for Fund shares sold	16,135
Interest receivable	72
Tax reclaim receivable	16,406
Total assets	$27,124,772
Liabilities
Payable for investments purchased	$236,611
Payable for Fund shares redeemed	1,481
Payable to affiliate for Trustees' fees	328
Accrued expenses	29,000
Total liabilities	$267,420
Net Assets for 2,528,025 shares of beneficial interest outstanding	$26,857,352
Sources of Net Assets
Paid-in capital	$25,935,854
Accumulated undistributed net realized gain (computed on the basis of identified cost)	744,456
Accumulated net investment loss	(73,879)
Net unrealized appreciation (computed on the basis of identified cost)	250,921
Total	$26,857,352
Net Asset Value, Offering Price and Redemption Price Per Share
($26,857,352 ÷ 2,528,025 shares of beneficial interest outstanding)	$10.62

Statement of Operations

For the Six Months
Ended June 30, 2005

Investment Income
Dividends (net of foreign taxes, $11,650)	$124,842
Interest	21,234
Total investment income	$146,076
Expenses
Investment adviser fee	$113,379
Administration fee	32,859
Trustees' fees and expenses	648
Service fees	32,859
Custodian fee	21,489
Legal and accounting services	12,320
Transfer and dividend disbursing agent fees	5,983
Registration fees	300
Miscellaneous	180
Total expenses	$220,017
Deduct - Preliminary reduction of investment adviser fee	$62
Total expense reductions	$62
Net expenses	$219,955
Net investment loss	$(73,879)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$826,180
Foreign currency transactions	182
Net realized gain	$826,362
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(2,290,601)
Foreign currency	(1,727)
Net change in unrealized appreciation (depreciation)	$(2,292,328)
Net realized and unrealized loss	$(1,465,966)
Net decrease in net assets from operations	$(1,539,845)

See notes to financial statements

7

Eaton Vance VT Worldwide Health Sciences Fund as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
From operations - Net investment loss	$(73,879)	$(316,802)
Net realized gain (loss) from investment and foreign currency transactions	826,362	1,165,560
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(2,292,328)	666,034
Net increase (decrease) in net assets from operations	$(1,539,845)	$1,514,792
Transactions in shares of beneficial interest - Proceeds from sale of shares	$2,320,464	$7,695,207
Cost of shares redeemed	(2,131,280)	(5,286,085)
Net increase in net assets from Fund share transactions	$189,184	$2,409,122
Net increase (decrease) in net assets	$(1,350,661)	$3,923,914
Net Assets
At beginning of period	$28,208,013	$24,284,099
At end of period	$26,857,352	$28,208,013
Accumulated net investment loss included in net assets
At end of period	$(73,879)	$-

See notes to financial statements

8

Eaton Vance VT Worldwide Health Sciences Fund as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Six Months Ended June 30, 2005		Year Ended December 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)		2001(1)(2)
Net asset value - Beginning of period	$11.240		$10.580	$8.140	$11.590		$10.000
Income (loss) from operations
Net investment loss	$(0.030)		$(0.127)	$(0.141)	$(0.150)		$(0.213)
Net realized and unrealized gain (loss)	(0.590)		0.787	2.581	(3.300)		1.803
Total income (loss) from operations	$(0.620)		$0.660	$2.440	$(3.450)		$1.590
Net asset value - End of period	$10.620		$11.240	$10.580	$8.140		$11.590
Total Return(3)	(5.52)%		6.24%	29.98%	(29.77)%		15.90%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$26,857		$28,208	$24,284	$13,086		$7,874
Ratios (As a percentage of average daily net assets):
Expenses	1.67	%(4)†	1.88%	2.19%	2.50%		3.80	%(4)
Expenses after custodian fee reduction	1.67	%(4)†	1.88%	2.19%	2.50%		3.80	%(4)
Net investment loss	(0.56	)%(4)†	(1.18)%	(1.48)%	(1.70)%		(2.90	)%(4)
Portfolio Turnover	7%		21%	29%	0	%(5)	0	%(5)

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been the same.

(1)  Net investment loss was computed using average shares outstanding.

(2)  For the period from the start of business, May 2, 2001, to December 31, 2001.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

(5)  Portfolio turnover is less than 1%.

See notes to financial statements

9

Eaton Vance VT Worldwide Health Sciences Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance VT Worldwide Health Sciences Fund (the Fund) is a diversified series of Eaton Vance Variable Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks long-term capital growth by investing in a worldwide and diversified portfolio of securities of health sciences companies. The Fund is made available only to separate accounts issued by participating insurance companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations - Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Fund for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income - Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries' tax rules and rates.

C  Federal Taxes - The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2004, the Fund, for federal income tax purposes had a capital loss carryover of $66,856, which will expire on December 31, 2011. This amount will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. During the year ended December 31, 2004, capital loss carryovers of $731,943 were utilized to offset net realized gains.

D  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

10

Eaton Vance VT Worldwide Health Sciences Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

E  Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications - Under the Trust's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Expenses - The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

H  Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

I  Forward Foreign Currency Exchange Contracts - The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Fund will enter into forward contracts for hedging purposes as well as nonhedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains and losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

J  Other - Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

K  Interim Financial Statements - The interim financial statements relating to June 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and at least one distribution annually of all of its net realized capital gains. Distributions are paid in the form of additional shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distribution in cash. Shareholders may reinvest all distributions in shares of the Fund at the net asset value as of the close of business on the ex-dividend date.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Trust has an underwriting agreement relating to the Fund with Eaton Vance Distributors, Inc. (EVD). The underwriting agreement presently provides that EVD, through the Fund's transfer agent, accepts orders for shares at net asset value and no sales commission or load is charged. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products. The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At June 30, 2005, separate accounts of two insurance companies owned

11

Eaton Vance VT Worldwide Health Sciences Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

56% and 44%, respectively, of the Fund's shares outstanding. Transactions in Fund shares were as follows:

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Sales	219,889	711,324
Redemptions	(200,928)	(497,128)
Net increase	18,961	214,196

4  Investment Adviser Fee and Other Transactions with Affiliates

Pursuant to the Advisory Agreement, OrbiMed Advisors, LLC (OrbiMed) serves as the Investment Adviser of the Fund. Under this agreement, OrbiMed receives a monthly fee at the annual rate of 1% of the Fund's first $30 million in average net assets, 0.90% of the next $20 million in average net assets, 0.75% of the next $450 million in average net assets, and 0.70% of the next $500 million in average net assets. The fee rate declines for net assets of $1 billion and greater. In addition, effective May 1, 2002, OrbiMed's fee is subject to an upward or downward performance fee adjustment of up to 0.25% of the average daily net assets of the Fund based upon the investment performance of the Fund compared to the Standard & Poor's 500 Index over specified periods. For the six months ended June 30, 2005, the fee was equivalent to 0.86% (annualized) of the Fund's average daily net assets and amounted to $113,379.

The Adviser has agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of Fund portfolio transactions that is consideration for third-party research services. For the six months ended June 30, 2005, the Investment Adviser waived $62 of its advisory fee.

Under an Administration Agreement between the Fund and its Administrator, Eaton Vance Management (EVM), EVM manages and administers the affairs of the Fund. EVM earns a monthly fee at the annual rate of 0.25% of average daily net assets. For the six months ended June 30, 2005, the administration fee was 0.25% (annualized) of average net assets and amounted to $32,859.

Except for Trustees of the Fund who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser and administration fees. Certain officers and Trustees of the Fund are officers of the above organizations.

5  Service Fees

The Fund has adopted a service plan that allows the Fund to pay service fees to insurance companies for providing personal and/or account services to account holders of insurance product separate accounts, which is equal to 0.25% of daily average net assets. Service fees for the six months ended June 30, 2005 amounted to $32,859.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $1,679,396 and $2,900,382, respectively, for the six months ended June 30, 2005.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter.

12

Eaton Vance VT Worldwide Health Sciences Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2005.

9  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investment securities of the Fund at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$26,637,020
Gross unrealized appreciation	$3,769,614
Gross unrealized depreciation	(3,517,658)
Net unrealized appreciation	$251,956

The net unrealized depreciation on foreign currency was $1,035 at June 30, 2005.

10  Shareholder Meeting

The Fund held a Special Meeting of Shareholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	2,393,278	81,817
James B. Hawkes	2,398,489	76,606
Samuel L. Hayes, III	2,398,489	76,606
William H. Park	2,397,430	77,665
Ronald A. Pearlman	2,399,569	75,526
Norton H. Reamer	2,399,569	75,526
Lynn A. Stout	2,399,569	75,526
Ralph F. Verni	2,395,417	79,678

Results are rounded to the nearest whole number.

13

VT Worldwide Health Sciences Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Eaton Vance VT Worldwide Health Sciences Fund (the "Fund") and its investment adviser, Orbimed Advisers LLC, provides that the agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Fund cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Fund or by vote of a majority of the outstanding interests of the Fund.

In considering the annual approval of the investment advisory agreement between the Fund and the investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  An independent report comparing the Fund's advisory fees with those of comparable funds;

•  An independent report comparing the Fund's expense ratio to those of comparable funds;

•  Information regarding the Fund's investment performance in comparison to a relevant peer group of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  The investment adviser's results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  The allocation of brokerage and the benefits received by the investment adviser as a result of brokerage allocation;

•  The investment adviser's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by the investment adviser on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Fund for the services describe herein.

The Special Committee also considered the investment adviser's portfolio management capabilities, including information relating to the education, experience, and number of investment professionals and other personnel who provide services under the investment advisory agreement. The Special Committee considered the investment adviser's experience in managing health sciences portfolios. The Special Committee noted the experience of the 21 professional and 9 support staff including portfolio managers, traders and analysts who would provide services under the investment advisory agreement. Several of these individuals hold advanced degrees in science and medicine and have worked in the healthcare industry. The Special Committee evaluated the level of skill required to manage the Fund and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Fund.

In its review of information with respect to the Fund's investment performance, the Special Committee concluded that the performance of the Fund was acceptable, given the long-term performance record of the investment adviser and the prospects for improved performance of the Fund. With respect to its review of

14

VT Worldwide Health Sciences Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

investment advisory fees, the Special Committee concluded that such fees are reasonable in light of the long-term performance record achieved by the Fund's investment adviser in managing assets using the Fund's strategy. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that, in light of the size of the Fund and the specialized investment profile of the Fund, the expense ratio of the Fund is reasonable.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for the Fund, as well as the investment adviser's implementation of a soft dollar reimbursement program. Pursuant to the soft dollar reimbursement program, the Fund may receive reimbursement payments in respect of third party research services obtained by the investment adviser as a result of soft dollar credits generated through trading on behalf of the Fund. The Special Committee also reviewed the level of profits of Eaton Vance Management and its affiliates for providing administration services for the Fund and for all Eaton Vance funds as a group. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Fund and the business reputation of the investment adviser and their financial resources. The Trustees concluded that, in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser of the Fund appears to be realizing benefits from economies of scale in managing the Fund, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with the shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the approval of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

15

Eaton Vance VT Worldwide Health Sciences Fund

INVESTMENT MANAGEMENT

Officers
James B. Hawkes
President and Trustee
Samuel D. Isaly
Vice President
Scott H. Page
Vice President
Duncan W. Richardson
Vice President
Payson F. Swaffield
Vice President
James L. O'Connor
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III (Chairman) Benjamin C. Esty William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

16

Administrator of Eaton Vance VT Worldwide Health Sciences Fund
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Adviser of Eaton Vance VT Worldwide Health Sciences Fund
OrbiMed Advisors LLC

767 3rd Avenue

New York, NY 10017

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Eaton Vance VT Worldwide Health Sciences Fund

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

  VTHSSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 9.    Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

 The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/James B. Hawkes
James B. Hawkes
President

Date:	August 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/James L. O’Connor
James L. O’Connor
Treasurer

Date:	August 10, 2005

By:	/s/James B. Hawkes
James B. Hawkes
President

Date:	August 10, 2005